Nature of Operations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023
Nature Of Operations [Line Items]
Name of reporting entity	Lithium Americas (Argentina) Corp.
Acquisition date	Apr. 20, 2023
Cash		$ 275,499
Sal de la Puna
Nature Of Operations [Line Items]
Ownership interest in subsidiary	65.00%
Minera Exar S.A. | Ganfeng
Nature Of Operations [Line Items]
Ownership interest in joint venture	46.70%
Minera Exar S.A. | Jujuy Energia y Mineria Sociedad del Estado
Nature Of Operations [Line Items]
Ownership interest in joint venture	8.50%
Cauchari-Olaroz | Minera Exar S.A.
Nature Of Operations [Line Items]
Ownership interest in joint venture	44.80%